Acquisitions - Summary of Allocated to Net Assets Acquired Based on Respective Estimated Fair Values (Parenthetical) (Details) - USD ($) $ in Millions	Dec. 01, 2025	Oct. 08, 2025	Aug. 07, 2025	May 31, 2025	Mar. 25, 2025	Dec. 31, 2025	Dec. 05, 2025
GroupBy [Member]
Business Combination [Line Items]
Number of shares issued to acquire business					3,999,902
Mpower Plus Global Limited [Member]
Business Combination [Line Items]
Number of shares issued to acquire business				804,833
ViSenze PTE Ltd [Member]
Business Combination [Line Items]
Number of shares issued to acquire business			328,960
Subsquid Labs GmbH [Member]
Business Combination [Line Items]
Number of shares issued to acquire business		242,633
Crownpeak Intermediate Holdings, Inc. [Member]
Business Combination [Line Items]
Number of shares issued to acquire business	11,127,780
Techouts Companies [Member]
Business Combination [Line Items]
Ordinary shares to be issued						$ 8.6	$ 11.1
Liability included in Ordinary Shares Payable						$ 8.6